Allowance for Loan Losses - Credit Risk Profile Based on Payment Activity (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 13,312,388	$ 12,853,678
Non-Performing loans, amount	33,731	55,686
Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	5,835,194	5,798,966
Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	2,038,052	1,890,668
Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	540,741	624,479
Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	204,107	155,204
Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	99,694	102,036
Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	1,422,674	1,385,125
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	1,631,170	1,452,168
Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	1,268,695	1,140,874
HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	142,178	130,852
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	129,883	173,306
Performing Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 13,278,657	$ 12,797,992
Performing loans, % of total gross loans	99.70%	99.60%
Performing Loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 5,809,923	$ 5,771,323
Performing loans, % of total gross loans	99.60%	99.50%
Performing Loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 2,038,052	$ 1,888,241
Performing loans, % of total gross loans	100.00%	99.90%
Performing Loans | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 540,741	$ 624,479
Performing loans, % of total gross loans	100.00%	100.00%
Performing Loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 203,938	$ 154,284
Performing loans, % of total gross loans	99.90%	99.40%
Performing Loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 99,448	$ 101,249
Performing loans, % of total gross loans	99.80%	99.20%
Performing Loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 1,422,674	$ 1,385,125
Performing loans, % of total gross loans	100.00%	100.00%
Performing Loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 1,625,335	$ 1,443,197
Performing loans, % of total gross loans	99.60%	99.40%
Performing Loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 1,267,403	$ 1,126,480
Performing loans, % of total gross loans	99.90%	98.70%
Performing Loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 141,271	$ 130,329
Performing loans, % of total gross loans	99.40%	99.60%
Performing Loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 129,872	$ 173,285
Performing loans, % of total gross loans	100.00%	100.00%
Non-Performing Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Performing loans, amount	$ 43,826	$ 70,093
Non-Performing loans, amount	$ 33,731	$ 55,686
Non-Performing loans, % of total gross loans	0.30%	0.40%
Non-Performing Loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 25,271	$ 27,643
Non-Performing loans, % of total gross loans	0.40%	0.50%
Non-Performing Loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 0	$ 2,427
Non-Performing loans, % of total gross loans	0.00%	0.10%
Non-Performing Loans | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 0	$ 0
Non-Performing loans, % of total gross loans	0.00%	0.00%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 169	$ 920
Non-Performing loans, % of total gross loans	0.10%	0.60%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 246	$ 787
Non-Performing loans, % of total gross loans	0.20%	0.80%
Non-Performing Loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 0	$ 0
Non-Performing loans, % of total gross loans	0.00%	0.00%
Non-Performing Loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 5,835	$ 8,971
Non-Performing loans, % of total gross loans	0.40%	0.60%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 1,292	$ 14,394
Non-Performing loans, % of total gross loans	0.10%	1.30%
Non-Performing Loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 907	$ 523
Non-Performing loans, % of total gross loans	0.60%	0.40%
Non-Performing Loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Non-Performing loans, amount	$ 11	$ 21
Non-Performing loans, % of total gross loans	0.00%	0.00%